Foreclosed Assets - Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Foreclosed Assets
Beginning balance	$ 1,034,592	$ 0	$ 0
Net loss (gain) on sales		0	0	$ 246,751
Provisions for unrealized losses	937,100	0	937,100
Operating expenses, net of rental income	17,572	13,620	97,492
Ending balance	$ 17,572	$ 13,620	$ 1,034,592	$ 0